Fees Summary	Apr. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 445,000
Previously Paid Amount	0.00
Total Fee Amount	68.13
Total Offset Amount	0.00
Net Fee	68.13
Narrative - Max Aggregate Offering Price	$ 445,000
Final Prospectus	true